Segments Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	$ 114,866	$ 72,470
Voyage expenses-Segment	288	279
Vessel operating expense	51,877	42,867
Charterhire expense	2,047	3,646
Vessel depreciation	27,895	23,599
General and administrative expense	16,240	15,284
Loss / write down on assets held for sale	0	17,355
Gain (Loss) on sale of assets		17,702
Investment Income, Interest	429	615
Foreign Currency Transaction Gain (Loss), before Tax	(42)	(186)
Financial expense	(21,877)	(17,504)
Net loss	(4,971)	(47,982)
Cash and cash equivalents	54,776	149,322	$ 68,535	$ 101,734
Other assets	474		474
Segment Assets [Abstract]
Assets	1,620,850		1,643,410	$ 1,643,410
Kamsarmax pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	41,810	31,425
Voyage expenses-Segment	104	213
Vessel operating expense	16,625	18,394
Charterhire expense	210	3,636
Vessel depreciation	9,408	9,139
General and administrative expense	973	1,078
Gain (Loss) on sale of assets		17,702
Investment Income, Interest	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense	0	0
Net loss	14,490	(18,737)
Segment Assets [Abstract]
Assets	561,223		549,444
Corporate Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	0	(117)
Charterhire expense	0	0
Vessel depreciation	0	0
General and administrative expense	13,120	12,541
Gain (Loss) on sale of assets		0
Investment Income, Interest	429	615
Foreign Currency Transaction Gain (Loss), before Tax	(42)	(186)
Financial expense	(21,877)	(17,504)
Net loss	(34,610)	(29,499)
Cash and cash equivalents	40,712		59,278
Other assets	5,416		5,890
Scorpio Ultramax Pool
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	73,056	41,045
Voyage expenses-Segment	184	66
Vessel operating expense	35,252	24,590
Charterhire expense	1,837	10
Vessel depreciation	18,487	14,460
General and administrative expense	2,147	1,665
Gain (Loss) on sale of assets		0
Investment Income, Interest	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense	0	0
Net loss	15,149	$ 254
Segment Assets [Abstract]
Assets	$ 1,013,499		$ 1,028,798